Income Taxes - Deferred tax assets and liabilities (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset attributable to:
Net operating loss carryforwards	$ 22,716	$ 15,970
Accrued bonus	189	175
Stock compensation expense - NSOs/RSAs	222	90
Provision for loss on contracts	117
Fixed assets	558
Other reserves	172	198
Operating lease liability	14,610	666
Section 174 expenditures	503	728
Deferred revenue	516	15
Sundew Acquisition - Earnout Liability FMV	361	192
Deferred tax assets	39,964	18,034
Valuation allowance	(24,960)	(16,903)
Net deferred tax assets	15,004	1,131
Deferred tax liabilities attributable to:
Fixed assets		(235)
Intangibles	(240)	(269)
Goodwill	(10)	(2)
Operating lease ROU assets	(14,754)	(625)
Total deferred tax liabilities	$ (15,004)	$ (1,131)